Selected cash flow information - Changes in Non-Cash Operating Items (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash Flow Statement [Abstract]
Trade receivables	$ 3.4	$ (3.1)	$ 7.7
Inventories	(87.3)	(39.5)	(6.0)
Other current assets	(10.3)	(5.6)	(3.2)
Accounts payable and accrued liabilities	(14.7)	41.5	15.6
Provisions	5.6	1.6	3.9
Deferred rent	3.3	2.3	2.1
Other	(0.7)	0.5	(0.2)
Change in non-cash operating items	$ (100.7)	$ (2.3)	$ 19.9